SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	SHORT-TERM MUNICIPAL BONDS — 9.3%
	Arizona — 0.2%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 0.09% due 1/1/2046 (put 1/4/2021)	$ 5,215,000	$ 5,215,000
	California — 0.2%
[a]	Los Angeles Department of Water & Power Power System Revenue (SPA Bank of America, N.A.), Series A7, 0.07% due 7/1/2035 (put 1/4/2021)	2,245,000	2,245,000
[a]	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.), Series A, 0.07% due 7/1/2047 (put 1/4/2021)	1,000,000	1,000,000
	Florida — 0.0%
[a]	City of Gainesville (Utilities System Revenue; SPA Barclays Bank plc), Series A, 0.09% due 10/1/2026 (put 1/4/2021)	500,000	500,000
	Illinois — 0.2%
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA U.S. Bank, N.A.), Series A2, 0.09% due 8/15/2042 (put 1/4/2021)	2,000,000	2,000,000
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligation Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series A1, 0.09% due 8/15/2042 (put 1/4/2021)	1,370,000	1,370,000
[a]	Series A3, 0.09% due 8/15/2042 (put 1/4/2021)	1,830,000	1,830,000
	Indiana — 0.3%
	Indiana Finance Authority (Franciscan Alliance, Inc., Obligated Group; LOC Barclays Bank plc),
[a]	Series I, 0.08% due 11/1/2037 (put 1/4/2021)	4,105,000	4,105,000
[a]	Series J, 0.08% due 11/1/2037 (put 1/4/2021)	2,410,000	2,410,000
[a]	Indiana Finance Authority (Parkview Health System Obligated Group; LOC Wells Fargo Bank, N.A.), Series D, 0.09% due 11/1/2039 (put 1/4/2021)	500,000	500,000
	Michigan — 0.2%
[a]	University of Michigan, Series B, 0.06% due 4/1/2042 (put 1/4/2021)	3,200,000	3,200,000
	Minnesota — 0.1%
[a]	City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JPMorgan Chase Bank, N.A), Series B-1, 0.08% due 11/15/2035 (put 1/4/2021)	1,800,000	1,800,000
	Mississippi — 1.7%
[a]	County of Jackson (Chevron Corp.), 0.10% due 6/1/2023 (put 1/4/2021)	35,840,000	35,840,000
	Missouri — 0.1%
[a]	Health & Educational Facilities Authority of the State of Missouri (St. Louis University; SPA U.S. Bank, N.A.), 0.10% due 7/1/2032 (put 1/4/2021)	980,000	980,000
[a]	Health & Educational Facilities Authority of the State of Missouri (Washington University ; SPA U.S. Bank, N.A.), Series C, 0.10% due 3/1/2040 (put 1/4/2021)	400,000	400,000
[a]	Missouri Development Finance Board (Nelson Gallery Foundation) (SPA Northern Trust, Co.), Series A, 0.09% due 12/1/2033 (put 1/4/2021)	575,000	575,000
	New Hampshire — 0.3%
	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.),
	Series B,
[a]	0.08% due 7/1/2033 (put 1/4/2021)	5,000,000	5,000,000
[a]	0.10% due 7/1/2033 (put 1/4/2021)	540,000	540,000
	New Jersey — 0.1%
[a]	New Jersey (Lawrenceville School; SPA JPMorgan Chase Bank, N.A.) EDA, Series B, 0.06% due 7/1/2026 (put 1/4/2021)	2,900,000	2,900,000
	New York — 4.3%
[a]	City of New York (LOC Mizuho Bank Ltd.) GO, Series G6, 0.09% due 4/1/2042 (put 1/4/2021)	2,955,000	2,955,000
	City of New York (SPA Barclays Bank plc) GO,
[a]	Series B-4, 0.08% due 10/1/2046 (put 1/4/2021)	28,000,000	28,000,000
[a]	Series B5, 0.08% due 10/1/2046 (put 1/4/2021)	8,650,000	8,650,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series 1, 0.10% due 3/1/2040 (put 1/4/2021)	500,000	500,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank plc), Series B3, 0.08% due 11/1/2042 (put 1/4/2021)	17,550,000	17,550,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series B4, 0.10% due 8/1/2042 (put 1/4/2021)	1,000,000	1,000,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), Series A4, 0.10% due 8/1/2043 (put 1/4/2021)	10,020,000	10,020,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), Series A-5, 0.10% due 8/1/2039 (put 1/4/2021)	5,410,000	5,410,000
[a]	New York City Water & Sewer System (SPA Bank of Montreal), Series BB, 0.09% due 6/15/2049 (put 1/4/2021)	5,200,000	5,200,000
	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.),
[a]	Series AA1, 0.10% due 6/15/2050 (put 1/4/2021)	500,000	500,000
[a]	Series AA2, 0.10% due 6/15/2050 (put 1/4/2021)	1,200,000	1,200,000
[a]	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen), Series BB-1, 0.10% due 6/15/2039 (put 1/4/2021)	5,500,000	5,500,000
[a]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series A1, 0.08% due 6/15/2044 (put 1/4/2021)	1,375,000	1,375,000
	New York City Water & Sewer System (SPA State Street Bank & Trust Co.),
[a]	Series B2, 0.10% due 6/15/2045 (put 1/4/2021)	1,100,000	1,100,000
[a]	Series B-4, 0.10% due 6/15/2045 (put 1/4/2021)	710,000	710,000
	North Carolina — 0.0%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 0.09% due 1/15/2038 (put 1/4/2021)	1,000,000	1,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 1.3%
[a]	Lower Neches Valley (Exxon Capital Ventures, Inc.; Guaranty: Exxon MobilCorp.) IDC, 0.07% due 11/1/2038 - 5/1/2046 (put 1/4/2021)	$ 26,765,000	$ 26,765,000
	Utah — 0.3%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Barclays Bank plc), Series C, 0.09% due 5/15/2037 (put 1/4/2021)	1,190,000	1,190,000
	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon),
[a]	Series A, 0.09% due 2/15/2031 (put 1/4/2021)	2,200,000	2,200,000
[a]	Series C, 0.09% due 2/15/2035 (put 1/4/2021)	2,700,000	2,700,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 9.3% (Cost $195,935,000)		195,935,000
	Mutual Fund — 4.7%
[b]	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%	98,141,780	98,141,780
	Total Mutual Fund (Cost $98,141,780)		98,141,780
	Commercial Paper — 71.0%
	Ameren Corp., 0.20% due 1/29/2021	18,075,000	18,072,490
	American Honda Finance,
	0.21% due 1/6/2021	31,825,000	31,824,629
	0.21% due 1/7/2021	6,460,000	6,459,887
	0.21% due 1/11/2021	2,655,000	2,654,892
[c]	Anthem, Inc., 0.11% due 1/6/2021	41,000,000	40,999,749
[c]	Archer-Daniels Midland Co., 0.12% due 1/21/2021	41,000,000	40,997,677
	Atlantic City Electric,
	0.16% due 1/5/2021	2,000,000	1,999,991
	0.22% due 1/12/2021	41,000,000	40,997,995
	Canadian Pacific,
[c,d]	0.17% due 1/4/2021	4,522,000	4,522,000
[c,d]	0.23% due 1/11/2021	35,478,000	35,476,413
[c,d]	0.20% due 1/21/2021	1,000,000	999,906
[c]	Cargill, Inc., 0.10% due 1/6/2021	43,000,000	42,999,761
	CenterPoint Energy, Inc.,
[c]	0.12% due 1/4/2021	13,000,000	13,000,000
[c]	0.13% due 1/6/2021	2,000,000	1,999,985
[c]	0.26% due 1/11/2021	15,000,000	14,999,242
[c]	0.29% due 1/11/2021	1,000,000	999,944
[c]	0.24% due 1/7/2021	10,000,000	9,999,800
[c]	Colgate Palmolive Co., 0.09% due 1/19/2021	41,000,000	40,998,462
[c]	Consolidated Edison Co., 0.22% due 1/11/2021	43,000,000	42,998,161
	Delmarva Power & Light Co.,
	0.16% due 1/5/2021	2,000,000	1,999,991
	0.20% due 1/5/2021	41,000,000	40,999,772
	Entergy Corp.,
[c]	0.10% due 1/4/2021	40,000,000	40,000,000
[c]	0.25% due 1/20/2021	1,000,000	999,889
	Experian Finance PLC,
[c,d]	0.21% due 1/6/2021	19,900,000	19,899,768
[c,d]	0.21% due 1/8/2021	9,400,000	9,399,781
	Florida Power and Lighting Co., 0.11% due 1/27/2021	41,000,000	40,997,119
	Hitachi America Capital Ltd.,
[c]	0.17% due 1/4/2021	585,000	585,000
[c]	0.17% due 1/5/2021	29,395,000	29,394,861
[c,d]	0.17% due 1/6/2021	11,020,000	11,019,896
	Intercontinental Exchange, Inc.,
[c]	0.28% due 1/19/2021	1,250,000	1,249,854
[c]	0.25% due 1/20/2021	6,835,000	6,834,241
[c]	0.28% due 1/27/2021	25,000,000	24,995,528
[c]	Kellogg Co., 0.15% due 1/12/2021	18,283,000	18,282,391
[c]	Kentucky Utilities, 0.21% due 1/13/2021	20,000,000	19,998,950
	Kimberly Clark Corp.,
[c]	0.08% due 1/7/2021	12,200,000	12,199,919
[c]	0.07% due 1/13/2021	23,600,000	23,599,587
	Komastu Finance America, Inc.,
[c]	0.17% due 1/7/2021	11,000,000	10,999,844
[c]	0.18% due 1/19/2021	30,000,000	29,997,750

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	L’Oreal USA, Inc,
[c]	0.08% due 1/4/2021	$ 25,000,000	$ 25,000,000
[c]	0.08% due 1/12/2021	17,000,000	16,999,698
	Louisville Gas & Electric Co.,
[c]	0.15% due 1/7/2021	13,000,000	12,999,837
[c]	0.19% due 1/12/2021	10,000,000	9,999,578
[c]	0.21% due 1/14/2021	15,000,000	14,999,125
	LVMH Moet Hennessy Louis Vuitton SE,
[c,d]	0.16% due 1/22/2021	18,000,000	17,998,560
[c,d]	0.14% due 1/25/2021	25,000,000	24,997,958
	Mccormick & Company,
[c]	0.22% due 1/15/2021	2,000,000	1,999,866
[c]	0.18% due 1/20/2021	41,000,000	40,996,720
[c]	Nestle Capital Corp., 0.08% due 1/11/2021	1,000,000	999,984
	Northern Illinois Gas Corp., 0.12% due 1/19/2021	43,000,000	42,997,850
	NSTAR Electric Co., 0.11% due 1/4/2021	41,700,000	41,700,000
	One Gas, Inc.,
[c]	0.13% due 1/11/2021	6,500,000	6,499,836
[c]	0.16% due 1/20/2021	20,000,000	19,998,578
[c]	0.12% due 1/26/2021	9,900,000	9,899,274
[c]	0.15% due 1/27/2021	4,600,000	4,599,559
	PacifiCorp, 0.11% due 1/4/2021	6,000,000	6,000,000
	Peoples Gas Light & Coke Co., 0.12% due 1/4/2021	43,000,000	43,000,000
[c]	Pinnacle West Capital, Corp., 0.24% due 1/4/2021	41,000,000	41,000,000
	Potomac Electric Power Co., 0.16% due 1/5/2021	16,000,000	15,999,929
[c]	QUALCOMM, Inc., 0.15% due 1/12/2021	600,000	599,980
	Southern California Edison,
[c]	0.29% due 1/4/2021	30,000,000	30,000,000
[c]	0.36% due 1/8/2021	750,000	749,970
[c]	0.35% due 1/11/2021	6,168,000	6,167,580
[c]	0.32% due 1/13/2021	4,082,000	4,081,673
	Southern Company Gas Capital,
[c]	0.16% due 1/11/2021	10,000,000	9,999,689
[c]	0.21% due 1/28/2021	25,000,000	24,996,500
	Southwestern Public Service Co.,
[c]	0.20% due 1/4/2021	41,000,000	41,000,000
[c]	0.25% due 1/5/2021	2,000,000	1,999,986
[c,d]	Total Capital Canada, Ltd., 0.13% due 1/8/2021	1,600,000	1,599,977
[c,d]	Vodafone Group plc, 0.26% due 1/5/2021	43,000,000	42,999,689
	Wec Energy Group, Inc.,
[c]	0.24% due 1/4/2021	39,000,000	39,000,000
[c]	0.16% due 1/6/2021	2,000,000	1,999,982
[c]	Western Union Co., 0.20% due 1/5/2021	20,000,000	19,999,889
	Wisconsin Gas Co.,
	0.15% due 1/4/2021	3,000,000	3,000,000
	0.17% due 1/4/2021	40,000,000	40,000,000
	0.10% due 1/5/2021	29,400,000	29,399,918
	0.10% due 1/6/2021	11,600,000	11,599,935
	0.11% due 1/4/2021	42,000,000	42,000,000
	Total Commercial Paper (Cost $1,486,336,245)		1,486,336,245
	Mortgage Backed — 3.9%
	Federal Home Loan Bank Discount Notes,
	0.066% due 1/4/2021	25,000,000	25,000,000
	0.061% due 1/6/2021	24,000,000	23,999,920
	0.061% due 1/8/2021	25,000,000	24,999,833
	0.061% due 1/27/2021	8,000,000	7,999,694
	Total Mortgage Backed (Cost $81,999,447)		81,999,447
	U.S. Treasury Securities — 6.1%
	United States Treasury Bill,
	0.068% due 1/7/2021	50,000,000	49,999,717
	0.078% due 1/14/2021	28,000,000	27,999,397
	0.073% due 1/12/2021	50,000,000	49,999,194

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Total U.S. Treasury Securities (Cost $127,998,308)		127,998,308
Corporate Bonds — 4.8%
TriState Insured Cash Sweep, 0.30% due 10/1/2050	$100,074,818	$ 100,074,818
Total Corporate Bonds (Cost $100,074,818)		100,074,818
Total Investments — 99.8% (Cost $2,090,485,598)		$2,090,485,598
Other Assets Less Liabilities — 0.2%		3,382,504
Net Assets — 100.0%		$2,093,868,102

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Rate represents the money market fund annualized seven-day yield at December 31, 2020.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $1,024,631,847, representing 48.93% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
EDA	Economic Development Authority
GO	General Obligation
HFA	Health Facilities Authority
IDC	Industrial Development Corp.
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines such method does not represent fair value. Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.